Stock-Based Compensation - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to grants, total			$ 3,200,000
Unrecognized compensation expense, recognition period (in years)			3 years
2012 Plan | NEO Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted other than options (in shares)	637
Fair value of shares granted (in dollars per share)	$ 1,158.29
Stock options, vesting period (in years)	3 years
Number of stock options forfeited (in shares)	0
Number of options outstanding (in shares)	637
2012 Plan | NEO Performance Share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted other than options (in shares)	1,274
Fair value of shares granted (in dollars per share)	$ 1,158.29
Stock options, vesting period (in years)	3 years
Number of stock options forfeited (in shares)	0
Number of options outstanding (in shares)	1,274
Measurement percentage based on Parent's budget, EBITDA	50.00%
Measurement percentage based on Parent's budget, Free Cash Flow	50.00%
Measurement percentage based on Parent's budget, Revenue	20.00%
Budget attainment beginning percentage	90.00%
Budget attainment beginning earning percentage	25.00%
Budget attainment ending percentage	110.00%
Budget attaintment ending earning percentage	175.00%
2012 Plan | NEO Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted other than options (in shares)	2,032
Stock options, vesting period (in years)	3 years
Number of stock options forfeited (in shares)	0
Number of options outstanding (in shares)	2,032
Stock options, weighted average exercise price (in dollars per share)	$ 1,158.29
Stock options, weighted average remaining contractual term (in years)	10 years
2012 Plan | CEO Performance-based Stock Option | CEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding (in shares)	4,000
Measurement percentage based on Parent's budget, EBITDA	50.00%
Measurement percentage based on Parent's budget, Free Cash Flow	50.00%
2012 Plan | NEO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to grants, total	$ 3,700,000
Unrecognized compensation expense, recognition period (in years)	3 years 6 months
Compensation expense	$ 0
2012 Plan | Annual Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options forfeited (in shares)	1,803
Number of stock options granted (in shares)	11,656
Unrecognized compensation expense related to grants, total	$ 4,100,000
Unrecognized compensation expense, recognition period (in years)	3 years 1 month 6 days
Compensation expense	$ 1,200,000	$ 700,000
Number of stock options exercised (in shares)	0
2012 Plan | Strategic Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options forfeited (in shares)	1,481
Number of stock options granted (in shares)	0
Unrecognized compensation expense related to grants, total	$ 1,600,000.0
Unrecognized compensation expense, recognition period (in years)	2 years 10 months 24 days
Compensation expense	$ 400,000	$ 500,000
Number of stock options exercised (in shares)	0